Basis of Consolidation and Accounting Policies - Summary of Newly Issued Financial Reporting Rules not yet Applied (Detail)	12 Months Ended
Dec. 31, 2022
IFRS 17 Insurance Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Classification of Liabilities as Current or Non-current – Amendments to IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2024
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Definition of Accounting Estimates – Amendments to IAS 8
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Initial Application of IFRS 17 and IFRS 9 – Comparative Information (Amendment to IFRS 17)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023